================================================================================
                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09333

                 Oppenheimer Main Street Small- & Mid- Cap Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                      Date of reporting period: 3/30/2012
================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                           Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS-98.7%
CONSUMER DISCRETIONARY-16.4%
--------------------------------------------------------------------------------
AUTO COMPONENTS-1.3%
Dana Holding Corp.                                     2,531,998    $ 39,245,969
--------------------------------------------------------------------------------
Standard Motor Products, Inc.                            238,496       4,230,919
                                                                    ------------
                                                                      43,476,888
--------------------------------------------------------------------------------
DISTRIBUTORS-0.9%
Pool Corp.                                               704,062      26,346,000
--------------------------------------------------------------------------------
VOXX International Corp.(1)                              227,100       3,079,476
                                                                    ------------
                                                                      29,425,476
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES-0.6%
Bridgepoint Education, Inc.(1)                           236,370       5,850,158
--------------------------------------------------------------------------------
Capella Education Co.(1)                                  40,090       1,441,236
--------------------------------------------------------------------------------
Coinstar, Inc.(1)                                         95,774       6,086,438
--------------------------------------------------------------------------------
DeVry, Inc.                                               21,362         723,531
--------------------------------------------------------------------------------
Grand Canyon Education, Inc.(1)                           23,410         415,762
--------------------------------------------------------------------------------
Regis Corp.                                              169,780       3,129,045
--------------------------------------------------------------------------------
Service Corp. International                               50,140         564,576
                                                                    ------------
                                                                      18,210,746
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-3.1%
Ameristar Casinos, Inc.                                  307,372       5,726,340
--------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                    145,805       5,499,765
--------------------------------------------------------------------------------
Brinker International, Inc.                              283,797       7,818,607
--------------------------------------------------------------------------------
CEC Entertainment, Inc.                                   84,119       3,188,951
--------------------------------------------------------------------------------
Cheesecake Factory, Inc. (The)(1)                        182,508       5,363,910
--------------------------------------------------------------------------------
Cracker Barrel Old Country Store, Inc.                   292,464      16,319,491
--------------------------------------------------------------------------------
Denny's Corp.(1)                                         166,220         671,529
--------------------------------------------------------------------------------
Dunkin' Brands Group, Inc.                             1,650,763      49,704,474
--------------------------------------------------------------------------------
Multimedia Games, Inc.(1)                                155,580       1,705,157
--------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.                           10,722         423,733
--------------------------------------------------------------------------------
Papa John's International, Inc.(1)                       198,326       7,468,957
--------------------------------------------------------------------------------
Ruth's Chris Steak House, Inc.(1)                         21,540         163,489
--------------------------------------------------------------------------------
Texas Roadhouse, Inc., Cl. A                              68,441       1,138,858
                                                                    ------------
                                                                     105,193,261
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES-1.4%
CSS Industries, Inc.                                      46,430         903,528
--------------------------------------------------------------------------------
Helen of Troy Ltd.(1)                                     97,091       3,302,065
--------------------------------------------------------------------------------
Jarden Corp.                                             197,792       7,957,172
--------------------------------------------------------------------------------
La-Z-Boy, Inc.(1)                                        177,790       2,659,738
--------------------------------------------------------------------------------
Toll Brothers, Inc.(1)                                 1,409,600      33,816,304
                                                                    ------------
                                                                      48,638,807
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL-0.0%
HSN, Inc.                                                 12,890         490,207
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.0%
Leapfrog Enterprises, Inc.(1)                             68,300         570,988
--------------------------------------------------------------------------------
Polaris Industries, Inc.                                   5,736         413,852
                                                                    ------------
                                                                         984,840

1 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                           Shares          Value
--------------------------------------------------------------------------------
MEDIA-1.6%
Dish Network Corp., Cl. A                                110,208    $  3,629,149
--------------------------------------------------------------------------------
IMAX Corp.(1)                                          1,592,918      38,930,916
--------------------------------------------------------------------------------
Scholastic Corp.                                         126,630       4,467,506
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A                    357,009       3,948,520
--------------------------------------------------------------------------------
Valassis Communications, Inc.(1)                         188,520       4,335,960
                                                                    ------------
                                                                      55,312,051
--------------------------------------------------------------------------------
MULTILINE RETAIL-0.6%
Big Lots, Inc.(1)                                        176,689       7,601,161
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                    64,901       4,090,061
--------------------------------------------------------------------------------
Fred's, Inc.                                             195,679       2,858,870
--------------------------------------------------------------------------------
Saks, Inc.(1)                                            602,323       6,992,970
                                                                    ------------
                                                                      21,543,062
--------------------------------------------------------------------------------
SPECIALTY RETAIL-4.6%
Aaron's, Inc.                                             21,010         544,159
--------------------------------------------------------------------------------
Advance Auto Parts, Inc.                                  71,217       6,307,690
--------------------------------------------------------------------------------
AnnTaylor Stores Corp.(1)                                257,791       7,383,134
--------------------------------------------------------------------------------
Ascena Retail Group, Inc.(1)                             195,281       8,654,854
--------------------------------------------------------------------------------
CarMax, Inc.(1)                                          793,473      27,493,839
--------------------------------------------------------------------------------
Cato Corp., Cl. A                                        273,490       7,559,264
--------------------------------------------------------------------------------
Chico's FAS, Inc.                                        537,263       8,112,671
--------------------------------------------------------------------------------
Dick's Sporting Goods, Inc.                               11,730         563,978
--------------------------------------------------------------------------------
Express, Inc.(1)                                         328,643       8,209,502
--------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                           348,461       7,394,342
--------------------------------------------------------------------------------
Foot Locker, Inc.                                        274,155       8,512,513
--------------------------------------------------------------------------------
GameStop Corp., Cl. A                                    322,953       7,053,294
--------------------------------------------------------------------------------
Hibbett Sports, Inc.(1)                                    9,650         526,408
--------------------------------------------------------------------------------
Hot Topic, Inc.                                          126,200       1,280,930
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                              200,444       7,771,214
--------------------------------------------------------------------------------
Monro Muffler Brake, Inc.                                615,518      25,537,842
--------------------------------------------------------------------------------
Pier 1 Imports, Inc.(1)                                  837,390      15,223,750
--------------------------------------------------------------------------------
RadioShack Corp.                                          26,650         165,763
--------------------------------------------------------------------------------
Rent-A-Center, Inc.                                       76,190       2,876,173
--------------------------------------------------------------------------------
Sally Beauty Holdings, Inc.(1)                           116,039       2,877,767
--------------------------------------------------------------------------------
Systemax, Inc.(1)                                         52,190         879,923
--------------------------------------------------------------------------------
Wet Seal, Inc., Cl. A(1)                                 703,223       2,426,119
                                                                    ------------
                                                                     157,355,129
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS-2.3%
Fossil, Inc.(1)                                          230,917      30,476,426
--------------------------------------------------------------------------------
Iconix Brand Group, Inc.(1)                               18,543         322,277
--------------------------------------------------------------------------------
PVH Corp.                                                525,953      46,983,381
                                                                    ------------
                                                                      77,782,084
CONSUMER STAPLES-2.4%
--------------------------------------------------------------------------------
BEVERAGES-0.3%
Constellation Brands, Inc., Cl. A(1)                     180,618       4,260,779
--------------------------------------------------------------------------------
Cott Corp.(1)                                            245,102       1,615,222
--------------------------------------------------------------------------------

2 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                           Shares          Value
--------------------------------------------------------------------------------
BEVERAGES CONTINUED
Dr. Pepper Snapple Group, Inc.                            70,710    $  2,843,249
                                                                    ------------
                                                                       8,719,250
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-0.4%
Andersons, Inc. (The)                                     16,870         821,400
--------------------------------------------------------------------------------
Casey's General Stores, Inc.                              74,549       4,134,488
--------------------------------------------------------------------------------
Safeway, Inc.                                            147,030       2,971,476
--------------------------------------------------------------------------------
Spartan Stores, Inc.                                     109,280       1,980,154
--------------------------------------------------------------------------------
Susser Holdings Corp.(1)                                  45,755       1,174,531
--------------------------------------------------------------------------------
Village Super Market, Inc., Cl. A                         23,444         740,596
--------------------------------------------------------------------------------
Weis Markets, Inc.                                        44,072       1,921,539
                                                                    ------------
                                                                      13,744,184
--------------------------------------------------------------------------------
FOOD PRODUCTS-0.8%
Smithfield Foods, Inc.(1)                                158,020       3,481,181
--------------------------------------------------------------------------------
TreeHouse Foods, Inc.(1)                                 412,931      24,569,395
                                                                    ------------
                                                                      28,050,576
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-0.5%
Church & Dwight Co., Inc.                                369,197      18,160,800
--------------------------------------------------------------------------------
PERSONAL PRODUCTS-0.3%
Medifast, Inc.(1)                                        358,962       6,267,477
--------------------------------------------------------------------------------
USANA Health Sciences, Inc.(1)                           112,686       4,206,568
                                                                    ------------
                                                                      10,474,045
--------------------------------------------------------------------------------
TOBACCO-0.1%
Universal Corp.                                          108,076       5,036,342
ENERGY-6.0%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-1.0%
Basic Energy Services, Inc.(1)                            68,200       1,183,270
--------------------------------------------------------------------------------
C&J Energy Services, Inc.(1)                             280,460       4,989,383
--------------------------------------------------------------------------------
Helix Energy Solutions Group, Inc.(1)                    339,140       6,036,692
--------------------------------------------------------------------------------
Key Energy Services, Inc.(1)                              63,480         980,766
--------------------------------------------------------------------------------
Matrix Service Co.(1)                                    176,404       2,471,420
--------------------------------------------------------------------------------
Nabors Industries Ltd.(1)                                 24,580         429,904
--------------------------------------------------------------------------------
Newpark Resources, Inc.(1)                               702,920       5,756,915
--------------------------------------------------------------------------------
Parker Drilling Co.(1)                                   976,714       5,830,983
--------------------------------------------------------------------------------
RPC, Inc.                                                693,820       7,361,430
                                                                    ------------
                                                                      35,040,763
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-5.0%
Crosstex Energy, Inc.                                     83,740       1,184,084
--------------------------------------------------------------------------------
CVR Energy, Inc.(1)                                      155,957       4,171,850
--------------------------------------------------------------------------------
Delek US Holdings, Inc.                                   79,208       1,228,516
--------------------------------------------------------------------------------
Energy Partners Ltd.(1)                                  512,590       8,514,120
--------------------------------------------------------------------------------
Energy XXI (Bermuda) Ltd.(1)                             378,573      13,670,271
--------------------------------------------------------------------------------
Gran Tierra Energy, Inc.(1)                              202,250       1,272,153
--------------------------------------------------------------------------------
Green Plains Renewable Energy, Inc.(1)                   157,500       1,699,425
--------------------------------------------------------------------------------
HollyFrontier Corp.                                    1,841,306      59,197,988
--------------------------------------------------------------------------------
Kosmos Energy Ltd.(1)                                    994,942      13,173,032
--------------------------------------------------------------------------------

3 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                           Shares          Value
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
--------------------------------------------------------------------------------
PAA Natural Gas Storage LP                               923,647    $ 17,549,293
--------------------------------------------------------------------------------
Renewable Energy Group, Inc.(1),(2)                      818,930       8,484,115
--------------------------------------------------------------------------------
Rex Stores Corp.(1)                                       63,970       1,963,879
--------------------------------------------------------------------------------
Stone Energy Corp.(1)                                     44,946       1,285,006
--------------------------------------------------------------------------------
Targa Resources Corp.                                     68,899       3,131,460
--------------------------------------------------------------------------------
Tesoro Corp.(1)                                          245,417       6,586,992
--------------------------------------------------------------------------------
TransGlobe Energy Corp.(1)                               300,720       3,632,698
--------------------------------------------------------------------------------
VAALCO Energy, Inc.(1)                                   834,466       7,885,704
--------------------------------------------------------------------------------
W&T Offshore, Inc.                                       273,936       5,774,571
--------------------------------------------------------------------------------
Warren Resources, Inc.(1)                                420,525       1,370,912
--------------------------------------------------------------------------------
Western Refining, Inc.                                   393,521       7,406,065
                                                                    ------------
                                                                     169,182,134
FINANCIALS-21.1%
--------------------------------------------------------------------------------
CAPITAL MARKETS-1.2%
Apollo Global Management LLC                             673,279       9,614,424
--------------------------------------------------------------------------------
Federated Investors, Inc., Cl. B                         176,331       3,951,578
--------------------------------------------------------------------------------
Financial Engines, Inc.(1)                               407,599       9,113,914
--------------------------------------------------------------------------------
GFI Group, Inc.                                           31,085         116,880
--------------------------------------------------------------------------------
KBW, Inc.                                                882,507      16,326,380
--------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A(1)                     310,149       3,991,618
                                                                    ------------
                                                                      43,114,794
--------------------------------------------------------------------------------
COMMERCIAL BANKS-2.4%
Banco Latinoamericano de Exportaciones SA, Cl. E          19,190         405,101
--------------------------------------------------------------------------------
CapitalSource, Inc.                                    5,269,481      34,778,560
--------------------------------------------------------------------------------
Citizens & Northern Corp.                                 32,937         658,740
--------------------------------------------------------------------------------
CVB Financial Corp.                                      360,522       4,232,528
--------------------------------------------------------------------------------
Eagle Bancorp, Inc.(1)                                    84,885       1,420,975
--------------------------------------------------------------------------------
First Horizon National Corp.                              48,553         503,980
--------------------------------------------------------------------------------
First Midwest Bancorp, Inc.                              731,867       8,767,767
--------------------------------------------------------------------------------
FirstMerit Corp.                                       1,291,231      21,770,155
--------------------------------------------------------------------------------
Grupo Financiero Galicia SA, ADR                          64,320         413,578
--------------------------------------------------------------------------------
Lakeland Financial Corp.                                  14,990         390,190
--------------------------------------------------------------------------------
NBT Bancorp, Inc.                                          9,821         216,848
--------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A                             52,087       1,245,921
--------------------------------------------------------------------------------
Southside Bancshares, Inc.                                69,570       1,537,497
--------------------------------------------------------------------------------
State Bank Financial Corp.(1)                             63,256       1,107,613
--------------------------------------------------------------------------------
Univest Corp. of Pennsylvania                             70,590       1,184,500
--------------------------------------------------------------------------------
WesBanco, Inc.                                           113,397       2,283,816
                                                                    ------------
                                                                      80,917,769
--------------------------------------------------------------------------------
CONSUMER FINANCE-0.3%
EZCORP, Inc., Cl. A(1)                                   212,654       6,901,686
--------------------------------------------------------------------------------
First Cash Financial Services, Inc.(1)                     8,176         350,669
--------------------------------------------------------------------------------
World Acceptance Corp.(1)                                 31,246       1,913,818
                                                                    ------------
                                                                       9,166,173
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-2.4%
Moody's Corp.                                            701,270      29,523,467
--------------------------------------------------------------------------------

4 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                           Shares          Value
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
MSCI, Inc., Cl. A(1)                                   1,443,343    $ 53,129,456
                                                                    ------------
                                                                      82,652,923
--------------------------------------------------------------------------------
INSURANCE-4.5%
Allied World Assurance Holdings Ltd.                      71,325       4,897,888
--------------------------------------------------------------------------------
Alterra Capital Holdings Ltd.                            419,804       9,647,096
--------------------------------------------------------------------------------
American Equity Investment Life Holding Co.              319,732       4,082,978
--------------------------------------------------------------------------------
American Financial Group, Inc.                           221,244       8,535,594
--------------------------------------------------------------------------------
AmTrust Financial Services, Inc.                         661,218      17,773,540
--------------------------------------------------------------------------------
Assurant, Inc.                                           142,590       5,774,895
--------------------------------------------------------------------------------
Assured Guaranty Ltd.                                    385,449       6,367,617
--------------------------------------------------------------------------------
Brown & Brown, Inc.                                    1,015,424      24,146,783
--------------------------------------------------------------------------------
CNO Financial Group, Inc.(1)                             890,776       6,930,237
--------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A                          27,071         912,293
--------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                             72,890       2,997,237
--------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                             244,907       7,633,751
--------------------------------------------------------------------------------
Horace Mann Educators Corp.                              268,516       4,731,252
--------------------------------------------------------------------------------
Maiden Holdings Ltd.                                     327,221       2,944,989
--------------------------------------------------------------------------------
Meadowbrook Insurance Group, Inc.                        465,000       4,338,450
--------------------------------------------------------------------------------
Montpelier Re Holdings Ltd.                               11,886         229,638
--------------------------------------------------------------------------------
Primerica, Inc.                                          288,177       7,264,942
--------------------------------------------------------------------------------
ProAssurance Corp.                                        63,730       5,615,250
--------------------------------------------------------------------------------
Protective Life Corp.                                    136,316       4,037,680
--------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                       127,338       7,572,791
--------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                            36,821       1,507,452
--------------------------------------------------------------------------------
Symetra Financial Corp.                                  626,048       7,218,333
--------------------------------------------------------------------------------
Torchmark Corp.                                          126,351       6,298,597
--------------------------------------------------------------------------------
Tower Group, Inc.                                         61,070       1,369,800
                                                                    ------------
                                                                     152,829,083
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-8.7%
Acadia Realty Trust                                        6,040         136,142
--------------------------------------------------------------------------------
American Campus Communities, Inc.                        162,559       7,269,638
--------------------------------------------------------------------------------
BRE Properties, Inc., Cl. A                              140,902       7,122,596
--------------------------------------------------------------------------------
Camden Property Trust                                      6,420         422,115
--------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                        113,220       2,142,122
--------------------------------------------------------------------------------
Chatham Lodging Trust                                    542,370       6,882,675
--------------------------------------------------------------------------------
Colonial Properties Trust                                 51,550       1,120,182
--------------------------------------------------------------------------------
CubeSmart                                                638,375       7,596,663
--------------------------------------------------------------------------------
CYS Investments, Inc.                                  1,356,953      17,762,515
--------------------------------------------------------------------------------
Digital Realty Trust, Inc.                               486,880      36,014,514
--------------------------------------------------------------------------------
Douglas Emmett, Inc.                                     171,360       3,908,722
--------------------------------------------------------------------------------
EastGroup Properties, Inc.                               134,632       6,761,219
--------------------------------------------------------------------------------
Equity Lifestyle Properties, Inc.                         55,150       3,846,161
--------------------------------------------------------------------------------
Essex Property Trust, Inc.                                32,911       4,986,346
--------------------------------------------------------------------------------
Extra Space Storage, Inc.                                318,218       9,161,496
--------------------------------------------------------------------------------
Federal Realty Investment Trust                           65,323       6,322,613
--------------------------------------------------------------------------------
First Industrial Realty Trust, Inc.(1)                    49,772         614,684
--------------------------------------------------------------------------------
Glimcher Realty Trust                                    518,429       5,298,344
--------------------------------------------------------------------------------
Hatteras Financial Corp.                                 819,694      22,869,463
--------------------------------------------------------------------------------
Home Properties of New York, Inc.                        137,314       8,377,527
--------------------------------------------------------------------------------

5 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                           Shares          Value
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
--------------------------------------------------------------------------------
Hospitality Properties Trust                              77,346    $  2,047,349
--------------------------------------------------------------------------------
Kilroy Realty Corp.                                      118,341       5,515,874
--------------------------------------------------------------------------------
LaSalle Hotel Properties                               1,408,812      39,643,970
--------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                  372,714      24,983,019
--------------------------------------------------------------------------------
Post Properties, Inc.                                     80,691       3,781,180
--------------------------------------------------------------------------------
PS Business Parks, Inc.                                   40,830       2,675,998
--------------------------------------------------------------------------------
Sovran Self Storage, Inc.                                108,593       5,411,189
--------------------------------------------------------------------------------
Starwood Property Trust, Inc.                          1,165,655      24,502,068
--------------------------------------------------------------------------------
Sun Communities, Inc.                                    163,437       7,081,725
--------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.                      267,437       7,950,902
--------------------------------------------------------------------------------
Taubman Centers, Inc.                                    123,303       8,994,954
--------------------------------------------------------------------------------
Weingarten Realty Investors                              190,380       5,031,743
                                                                    ------------
                                                                     296,235,708
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.2%
Altisource Portfolio Solutions SA(1)                      64,030       3,882,779
--------------------------------------------------------------------------------
MI Developments, Inc.                                     87,402       3,023,235
                                                                    ------------
                                                                       6,906,014
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-1.4%
BankUnited, Inc.                                         582,048      14,551,200
--------------------------------------------------------------------------------
Flushing Financial Corp.                                  99,466       1,338,812
--------------------------------------------------------------------------------
OceanFirst Financial Corp.                                62,158         885,130
--------------------------------------------------------------------------------
Ocwen Financial Corp.(1)                               1,267,936      19,817,840
--------------------------------------------------------------------------------
Oritani Financial Corp.                                  728,950      10,700,986
                                                                    ------------
                                                                      47,293,968
--------------------------------------------------------------------------------
HEALTH CARE-10.3%
BIOTECHNOLOGY-1.3%
Achillion Pharmaceuticals, Inc.(1)                       567,433       5,436,008
--------------------------------------------------------------------------------
Aveo Pharmaceuticals, Inc.(1)                            405,177       5,028,247
--------------------------------------------------------------------------------
Halozyme Therapeutics, Inc.(1)                           893,581      11,402,094
--------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc.(1)                          14,100             141
--------------------------------------------------------------------------------
Medivation, Inc.(1)                                      103,665       7,745,849
--------------------------------------------------------------------------------
Myriad Genetics, Inc.(1)                                 307,737       7,281,057
--------------------------------------------------------------------------------
PDL BioPharma, Inc.                                    1,119,131       7,106,482
--------------------------------------------------------------------------------
United Therapeutics Corp.(1)                              17,269         813,888
                                                                    ------------
                                                                      44,813,766
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-1.6%
ConMed Corp.                                             191,810       5,729,365
--------------------------------------------------------------------------------
Cyberonics, Inc.(1)                                       94,510       3,603,666
--------------------------------------------------------------------------------
Dexcom, Inc.(1)                                        1,302,975      13,590,029
--------------------------------------------------------------------------------
Greatbatch, Inc.(1)                                      717,479      17,592,585
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc.(1)                                4,594         401,745
--------------------------------------------------------------------------------
Orthofix International NV(1)                             197,260       7,413,031
--------------------------------------------------------------------------------
RTI Biologics, Inc.(1)                                   603,994       2,234,778
--------------------------------------------------------------------------------
Vascular Solutions, Inc.(1)                               91,392         986,120
--------------------------------------------------------------------------------
Young Innovations, Inc.                                   36,290       1,122,087
                                                                    ------------
                                                                      52,673,406

6 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                           Shares          Value
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-4.2%
AMERIGROUP Corp.(1)                                      243,079     $16,354,355
--------------------------------------------------------------------------------
AmSurg Corp.(1)                                          194,399       5,439,284
--------------------------------------------------------------------------------
Assisted Living Concepts, Inc.                            82,847       1,376,089
--------------------------------------------------------------------------------
Bio-Reference Laboratories, Inc.(1)                       65,508       1,540,093
--------------------------------------------------------------------------------
Centene Corp.(1)                                         140,242       6,867,651
--------------------------------------------------------------------------------
Chemed Corp.                                              92,196       5,778,845
--------------------------------------------------------------------------------
DaVita, Inc.(1)                                           26,230       2,365,159
--------------------------------------------------------------------------------
Ensign Group, Inc. (The)                                 187,582       5,094,727
--------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc.(1)                         146,858       3,210,316
--------------------------------------------------------------------------------
HealthSouth Corp.(1)                                   1,474,925      30,206,464
--------------------------------------------------------------------------------
HMS Holdings Corp.(1)                                    554,222      17,297,269
--------------------------------------------------------------------------------
LifePoint Hospitals, Inc.(1)                             131,831       5,199,415
--------------------------------------------------------------------------------
Lincare Holdings, Inc.                                   258,078       6,679,059
--------------------------------------------------------------------------------
Magellan Health Services, Inc.(1)                          6,193         302,280
--------------------------------------------------------------------------------
Metropolitan Health Networks, Inc.(1)                    398,120       3,730,384
--------------------------------------------------------------------------------
Molina Healthcare, Inc.(1)                               167,069       5,618,530
--------------------------------------------------------------------------------
Patterson Cos., Inc.                                     173,724       5,802,382
--------------------------------------------------------------------------------
PSS World Medical, Inc.(1)                               256,848       6,508,528
--------------------------------------------------------------------------------
Schein (Henry), Inc.(1)                                   64,640       4,891,955
--------------------------------------------------------------------------------
Select Medical Holdings Corp.(1)                         498,332       3,832,173
--------------------------------------------------------------------------------
Triple-S Management Corp., Cl. B(1)                      107,076       2,473,456
--------------------------------------------------------------------------------
U.S. Physical Therapy, Inc.                              131,739       3,036,584
--------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                    15,950         668,465
                                                                    ------------
                                                                     144,273,463
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY-0.4%
Allscripts Healthcare Solutions, Inc.(1)                 316,800       5,258,880
--------------------------------------------------------------------------------
MedAssets, Inc.(1)                                       217,967       2,868,446
--------------------------------------------------------------------------------
Medidata Solutions, Inc.(1)                               70,952       1,890,161
--------------------------------------------------------------------------------
Omnicell, Inc.(1)                                        226,865       3,450,617
                                                                    ------------
                                                                      13,468,104
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES-0.7%
Cambrex Corp.(1)                                         495,830       3,465,852
--------------------------------------------------------------------------------
Waters Corp.(1)                                          215,385      19,957,574
                                                                    ------------
                                                                      23,423,426
--------------------------------------------------------------------------------
PHARMACEUTICALS-2.1%
Endo Pharmaceuticals Holdings, Inc.(1)                   135,440       5,245,591
--------------------------------------------------------------------------------
MAP Pharmaceuticals, Inc.(1)                             436,360       6,266,130
--------------------------------------------------------------------------------
Medicines Co. (The)(1)                                   143,009       2,870,191
--------------------------------------------------------------------------------
Obagi Medical Products, Inc.(1)                           94,679       1,268,699
--------------------------------------------------------------------------------
Par Pharmaceutical Cos., Inc.(1)                          10,980         425,255
--------------------------------------------------------------------------------
Questcor Pharmaceuticals, Inc.(1)                      1,339,280      50,383,714
--------------------------------------------------------------------------------
Warner Chilcott plc, Cl. A(1)                            316,810       5,325,576
                                                                    ------------
                                                                      71,785,156

7 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                           Shares          Value
--------------------------------------------------------------------------------
INDUSTRIALS-16.2%
AEROSPACE & DEFENSE-1.4%
Aerovironment, Inc.(1)                                    79,960    $  2,143,728
--------------------------------------------------------------------------------
B/E Aerospace, Inc.(1)                                   722,854      33,591,025
--------------------------------------------------------------------------------
Curtiss-Wright Corp.                                     162,969       6,031,483
--------------------------------------------------------------------------------
Exelis, Inc.                                              46,010         576,045
--------------------------------------------------------------------------------
LMI Aerospace, Inc.(1)                                    53,260         969,332
--------------------------------------------------------------------------------
Moog, Inc., Cl. A(1)                                     131,370       5,634,459
                                                                    ------------
                                                                      48,946,072
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS-0.7%
Forward Air Corp.                                         71,170       2,609,804
--------------------------------------------------------------------------------
Hub Group, Inc., Cl. A(1)                                518,993      18,699,318
--------------------------------------------------------------------------------
Park-Ohio Holdings Corp.(1)                               61,438       1,231,832
                                                                    ------------
                                                                      22,540,954
--------------------------------------------------------------------------------
AIRLINES-0.4%
Alaska Air Group, Inc.(1)                                212,408       7,608,455
--------------------------------------------------------------------------------
JetBlue Airways Corp.(1)                                 972,370       4,754,889
--------------------------------------------------------------------------------
Spirit Airlines, Inc.(1)                                  98,395       1,974,788
                                                                    ------------
                                                                      14,338,132
--------------------------------------------------------------------------------
BUILDING PRODUCTS-0.0%
Gibraltar Industries, Inc.(1)                             20,894         316,544
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-2.3%
Acco Brands Corp.(1)                                     148,370       1,841,272
--------------------------------------------------------------------------------
Cintas Corp.                                             145,925       5,708,586
--------------------------------------------------------------------------------
Deluxe Corp.                                             326,218       7,640,026
--------------------------------------------------------------------------------
Encore Capital Group, Inc.(1)                            185,090       4,173,780
--------------------------------------------------------------------------------
Intersections, Inc.                                      117,711       1,504,347
--------------------------------------------------------------------------------
Knoll, Inc.                                              157,113       2,614,360
--------------------------------------------------------------------------------
Quad Graphics, Inc.                                       33,520         465,928
--------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                    28,490         273,504
--------------------------------------------------------------------------------
Sykes Enterprises, Inc.(1)                               316,039       4,993,416
--------------------------------------------------------------------------------
Tetra Tech, Inc.(1)                                      274,102       7,225,329
--------------------------------------------------------------------------------
Waste Connections, Inc.                                1,278,242      41,581,212
                                                                    ------------
                                                                      78,021,760
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-2.2%
Aecom Technology Corp.(1)                              1,009,492      22,582,336
--------------------------------------------------------------------------------
EMCOR Group, Inc.                                         14,730         408,316
--------------------------------------------------------------------------------
Granite Construction, Inc.                                42,540       1,222,600
--------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co.                             55,450         400,349
--------------------------------------------------------------------------------
KBR, Inc.                                              1,041,501      37,025,361
--------------------------------------------------------------------------------
Primoris Services Corp.                                  312,680       5,021,641
--------------------------------------------------------------------------------
URS Corp.                                                179,839       7,646,754
                                                                    ------------
                                                                      74,307,357
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT-1.6%
AZZ, Inc.                                                  8,850         457,014
--------------------------------------------------------------------------------
Belden, Inc.                                              84,754       3,213,024
--------------------------------------------------------------------------------
Brady Corp., Cl. A                                       129,281       4,182,240
--------------------------------------------------------------------------------

8 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                           Shares          Value
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT CONTINUED
--------------------------------------------------------------------------------
EnerSys, Inc.(1)                                         148,886    $  5,158,900
--------------------------------------------------------------------------------
Generac Holdings, Inc.(1)                                377,886       9,277,101
--------------------------------------------------------------------------------
General Cable Corp.(1)                                   274,817       7,991,678
--------------------------------------------------------------------------------
Regal-Beloit Corp.                                       362,130      23,737,622
                                                                    ------------
                                                                      54,017,579
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-0.1%
Standex International Corp.                               72,347       2,979,973
--------------------------------------------------------------------------------
MACHINERY-1.6%
Actuant Corp., Cl. A                                     257,563       7,466,751
--------------------------------------------------------------------------------
AGCO Corp.(1)                                             39,730       1,875,653
--------------------------------------------------------------------------------
Albany International Corp., Cl. A                        181,964       4,176,074
--------------------------------------------------------------------------------
Altra Holdings, Inc.(1)                                   38,170         732,864
--------------------------------------------------------------------------------
Barnes Group, Inc.                                       128,003       3,367,759
--------------------------------------------------------------------------------
Briggs & Stratton Corp.                                   71,138       1,275,504
--------------------------------------------------------------------------------
Columbus McKinnon Corp.(1)                                84,920       1,383,347
--------------------------------------------------------------------------------
Freightcar America, Inc.                                 204,579       4,600,982
--------------------------------------------------------------------------------
Gardner Denver, Inc.                                       4,628         291,657
--------------------------------------------------------------------------------
Kadant, Inc.(1)                                          113,323       2,699,354
--------------------------------------------------------------------------------
Miller Industries, Inc.                                  109,701       1,856,141
--------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                              5,890         685,419
--------------------------------------------------------------------------------
Navistar International Corp.(1)                           75,321       3,046,734
--------------------------------------------------------------------------------
Tennant Co.                                               31,690       1,394,360
--------------------------------------------------------------------------------
Toro Co. (The)                                             4,030         286,573
--------------------------------------------------------------------------------
TriMas Corp.(1)                                           41,015         918,326
--------------------------------------------------------------------------------
Wabtec Corp.                                             218,372      16,458,698
--------------------------------------------------------------------------------
Watts Water Technologies, Inc., Cl. A                     67,401       2,746,591
--------------------------------------------------------------------------------
Xylem, Inc.                                               19,870         551,393
                                                                    ------------
                                                                      55,814,180
--------------------------------------------------------------------------------
PROFESSIONAL SERVICES-3.3%
Dun & Bradstreet Corp.                                     5,080         430,428
--------------------------------------------------------------------------------
GP Strategies Corp.(1)                                   125,265       2,192,138
--------------------------------------------------------------------------------
ICF International, Inc.(1)                               191,862       4,867,539
--------------------------------------------------------------------------------
Insperity, Inc.                                          172,638       5,289,628
--------------------------------------------------------------------------------
Korn-Ferry International(1)                            1,335,272      22,365,806
--------------------------------------------------------------------------------
Navigant Consulting, Inc.(1)                             253,264       3,522,902
--------------------------------------------------------------------------------
Robert Half International, Inc.                        2,001,377      60,641,723
--------------------------------------------------------------------------------
Towers Watson & Co., Cl. A                                91,030       6,014,352
--------------------------------------------------------------------------------
TrueBlue, Inc.(1)                                        311,560       5,570,693
                                                                    ------------
                                                                     110,895,209
--------------------------------------------------------------------------------
ROAD & RAIL-2.1%
Genesee & Wyoming, Inc., Cl. A(1)                        260,068      14,194,511
--------------------------------------------------------------------------------
Old Dominion Freight Line, Inc.(1)                     1,002,617      47,794,752
--------------------------------------------------------------------------------
Swift Transportation Co.(1)                              464,260       5,357,560
--------------------------------------------------------------------------------
Werner Enterprises, Inc.                                 149,584       3,718,658
                                                                    ------------
                                                                      71,065,481

9 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                           Shares          Value
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-0.5%
Applied Industrial Technologies, Inc.                    132,318    $  5,442,239
--------------------------------------------------------------------------------
Beacon Roofing Supply, Inc.(1)                           258,909       6,669,496
--------------------------------------------------------------------------------
Interline Brands, Inc.(1)                                308,986       6,677,187
                                                                    ------------
                                                                      18,788,922
INFORMATION TECHNOLOGY-16.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-2.8%
Arris Group, Inc.(1)                                     284,475       3,214,568
--------------------------------------------------------------------------------
Aruba Networks, Inc.(1)                                2,064,236      45,991,178
--------------------------------------------------------------------------------
Brocade Communications Systems, Inc.(1)                1,099,513       6,322,200
--------------------------------------------------------------------------------
Finisar Corp.(1)                                       1,310,258      26,401,699
--------------------------------------------------------------------------------
Globecomm Systems, Inc.(1)                               119,890       1,736,007
--------------------------------------------------------------------------------
Plantronics, Inc.                                        146,606       5,902,358
--------------------------------------------------------------------------------
Polycom, Inc.(1)                                         243,880       4,650,792
                                                                    ------------
                                                                      94,218,802
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-1.8%
Electronics for Imaging, Inc.(1)                         310,157       5,154,809
--------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A                        13,750         457,050
--------------------------------------------------------------------------------
NCR Corp.(1)                                             244,017       5,297,609
--------------------------------------------------------------------------------
QLogic Corp.(1)                                          391,894       6,960,037
--------------------------------------------------------------------------------
Synaptics, Inc.(1)                                       191,304       6,984,509
--------------------------------------------------------------------------------
Western Digital Corp.(1)                                 926,157      38,333,638
                                                                    ------------
                                                                      63,187,652
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-0.8%
Avnet, Inc.(1)                                            25,367         923,105
--------------------------------------------------------------------------------
DDi Corp.                                                183,379       2,237,224
--------------------------------------------------------------------------------
Elster Group SE, ADR(1)                                  173,471       2,742,577
--------------------------------------------------------------------------------
Flextronics International Ltd.(1)                         98,990         715,698
--------------------------------------------------------------------------------
GSI Group, Inc.(1)                                       162,110       1,955,047
--------------------------------------------------------------------------------
Insight Enterprises, Inc.(1)                             132,500       2,905,725
--------------------------------------------------------------------------------
Itron, Inc.(1)                                             9,075         412,096
--------------------------------------------------------------------------------
Jabil Circuit, Inc.                                       10,787         270,969
--------------------------------------------------------------------------------
Molex, Inc.                                              200,326       5,633,167
--------------------------------------------------------------------------------
MTS Systems Corp.                                         12,100         642,389
--------------------------------------------------------------------------------
Newport Corp.(1)                                         303,228       5,373,200
--------------------------------------------------------------------------------
SYNNEX Corp.(1)                                          112,630       4,295,708
--------------------------------------------------------------------------------
Zygo Corp.(1)                                             21,036         411,675
                                                                    ------------
                                                                      28,518,580
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-0.8%
Ancestry.com, Inc.(1)                                     63,841       1,451,744
--------------------------------------------------------------------------------
AOL, Inc.(1)                                              48,375         917,674
--------------------------------------------------------------------------------
Demand Media, Inc.(1)                                     92,560         671,060
--------------------------------------------------------------------------------
Digital River, Inc.(1)                                    33,648         629,554
--------------------------------------------------------------------------------
IAC/InterActiveCorp                                       27,840       1,366,666
--------------------------------------------------------------------------------
j2 Global, Inc.                                          597,047      17,123,308
--------------------------------------------------------------------------------

10 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                           Shares          Value
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
--------------------------------------------------------------------------------
ValueClick, Inc.(1)                                      223,145    $  4,404,882
                                                                    ------------
                                                                      26,564,888
--------------------------------------------------------------------------------
IT SERVICES-3.2%
Acxiom Corp.(1)                                          485,900       7,133,012
--------------------------------------------------------------------------------
Alliance Data Systems Corp.(1)                             3,450         434,562
--------------------------------------------------------------------------------
Amdocs Ltd.(1)                                           148,590       4,692,472
--------------------------------------------------------------------------------
Booz Allen Hamilton Holding Corp.                        325,375       5,541,136
--------------------------------------------------------------------------------
Broadridge Financial Solutions, Inc.                     254,752       6,091,120
--------------------------------------------------------------------------------
CACI International, Inc., Cl. A(1)                       331,532      20,651,128
--------------------------------------------------------------------------------
Convergys Corp.(1)                                       503,802       6,725,757
--------------------------------------------------------------------------------
CSG Systems International, Inc.(1)                       236,060       3,573,948
--------------------------------------------------------------------------------
Euronet Worldwide, Inc.(1)                               273,327       5,709,801
--------------------------------------------------------------------------------
Genpact Ltd.(1)                                          134,949       2,199,669
--------------------------------------------------------------------------------
Global Cash Access, Inc.(1)                              141,490       1,103,622
--------------------------------------------------------------------------------
Global Payments, Inc.                                    126,332       5,996,980
--------------------------------------------------------------------------------
Heartland Payment Systems, Inc.                          141,685       4,086,195
--------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                            5,936         202,536
--------------------------------------------------------------------------------
iGate Corp.(1)                                            61,570       1,031,913
--------------------------------------------------------------------------------
ManTech International Corp.                              187,450       6,459,527
--------------------------------------------------------------------------------
Maximus, Inc.                                             96,007       3,904,605
--------------------------------------------------------------------------------
SAIC, Inc.(1)                                            467,013       6,164,572
--------------------------------------------------------------------------------
Sapient Corp.                                            356,750       4,441,538
--------------------------------------------------------------------------------
TeleTech Holdings, Inc.(1)                               157,272       2,532,079
--------------------------------------------------------------------------------
TNS, Inc.(1)                                             150,000       3,259,500
--------------------------------------------------------------------------------
Total System Services, Inc.                              251,720       5,807,180
                                                                    ------------
                                                                     107,742,852
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.0%
Brooks Automation, Inc.                                   77,085         950,458
--------------------------------------------------------------------------------
Cabot Microelectronics Corp.                               9,400         365,472
--------------------------------------------------------------------------------
Cavuim, Inc.(1)                                          537,106      16,618,060
--------------------------------------------------------------------------------
Cypress Semiconductor Corp.                               18,656         291,593
--------------------------------------------------------------------------------
Entegris, Inc.(1)                                        652,172       6,091,286
--------------------------------------------------------------------------------
GT Advanced Technologies, Inc.(1)                        576,865       4,770,674
--------------------------------------------------------------------------------
Integrated Silicon Solution, Inc.(1)                     138,910       1,550,236
--------------------------------------------------------------------------------
IXYS Corp.(1)                                            185,271       2,445,577
--------------------------------------------------------------------------------
Lattice Semiconductor Corp.(1)                           212,495       1,366,343
--------------------------------------------------------------------------------
Semtech Corp.(1)                                       1,625,649      46,265,971
--------------------------------------------------------------------------------
Skyworks Solutions, Inc.(1)                            2,013,266      55,666,805
                                                                    ------------
                                                                     136,382,475
--------------------------------------------------------------------------------
SOFTWARE-3.2%
Actuate Corp.(1)                                         390,107       2,449,872
--------------------------------------------------------------------------------
Cadence Design Systems, Inc.(1)                          591,660       7,005,254
--------------------------------------------------------------------------------
Ebix, Inc.                                                28,330         656,123
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                           144,369      14,298,306
--------------------------------------------------------------------------------
Fair Isaac Corp.                                          13,540         594,406
--------------------------------------------------------------------------------

11 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                           Shares          Value
--------------------------------------------------------------------------------
SOFTWARE CONTINUED
--------------------------------------------------------------------------------
Fortinet, Inc.(1)                                        827,601    $ 22,883,168
--------------------------------------------------------------------------------
JDA Software Group, Inc.(1)                               39,145       1,075,705
--------------------------------------------------------------------------------
Manhattan Associates, Inc.(1)                              8,598         408,663
--------------------------------------------------------------------------------
Mentor Graphics Corp.(1)                                  36,250         538,675
--------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc.(1)                         222,690       2,013,118
--------------------------------------------------------------------------------
NetScout Systems, Inc.(1)                                 90,945       1,849,821
--------------------------------------------------------------------------------
SeaChange International, Inc.(1)                         178,600       1,389,508
--------------------------------------------------------------------------------
Synopsys, Inc.(1)                                        238,915       7,325,134
--------------------------------------------------------------------------------
TIBCO Software, Inc.(1)                                1,303,562      39,758,641
--------------------------------------------------------------------------------
Vasco Data Security International, Inc.(1)               138,770       1,497,328
--------------------------------------------------------------------------------
Websense, Inc.(1)                                        309,246       6,521,998
                                                                    ------------
                                                                     110,265,720
MATERIALS-5.8%
--------------------------------------------------------------------------------
CHEMICALS-2.1%
American Vanguard Corp.                                  112,157       2,432,685
--------------------------------------------------------------------------------
Cytec Industries, Inc.                                   528,816      32,146,725
--------------------------------------------------------------------------------
Ferro Corp.(1)                                           781,850       4,644,189
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                        244,407       8,023,882
--------------------------------------------------------------------------------
Huntsman Corp.                                            58,634         821,462
--------------------------------------------------------------------------------
Koppers Holdings, Inc.                                   101,183       3,901,616
--------------------------------------------------------------------------------
Kronos Worldwide, Inc.                                   144,491       3,603,606
--------------------------------------------------------------------------------
Olin Corp.                                               283,470       6,165,473
--------------------------------------------------------------------------------
Schulman (A.), Inc.                                      227,390       6,144,078
--------------------------------------------------------------------------------
Tredegar Corp.                                            32,788         642,317
--------------------------------------------------------------------------------
Valspar Corp. (The)                                       32,863       1,586,954
                                                                    ------------
                                                                      70,112,987
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING-1.7%
Ball Corp.                                               131,740       5,649,011
--------------------------------------------------------------------------------
Boise, Inc.                                              107,080         879,127
--------------------------------------------------------------------------------
Graphic Packaging Holding Co.(1)                         365,734       2,018,852
--------------------------------------------------------------------------------
Myers Industries, Inc.                                   186,416       2,749,636
--------------------------------------------------------------------------------
Packaging Corp. of America                             1,305,497      38,629,656
--------------------------------------------------------------------------------
Silgan Holdings, Inc.                                    144,903       6,404,713
                                                                    ------------
                                                                      56,330,995
--------------------------------------------------------------------------------
METALS & MINING-1.4%
Aurizon Mines Ltd.(1)                                    100,890         488,308
--------------------------------------------------------------------------------
Century Aluminum Co.(1)                                1,217,879      10,814,766
--------------------------------------------------------------------------------
Compass Minerals International, Inc.                     235,489      16,893,981
--------------------------------------------------------------------------------
Nevsun Resources Ltd.                                    498,380       1,834,038
--------------------------------------------------------------------------------
Noranda Aluminum Holding Corp.                            86,130         858,716
--------------------------------------------------------------------------------
Pan American Silver Corp.                                209,110       4,612,967
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                     451,762       6,568,619
--------------------------------------------------------------------------------
Worthington Industries, Inc.                             373,007       7,154,274
                                                                    ------------
                                                                      49,225,669
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS-0.6%
Buckeye Technologies, Inc.                               218,804       7,432,772
--------------------------------------------------------------------------------

12 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                           Shares         Value
-------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS CONTINUED
-------------------------------------------------------------------------------
Clearwater Paper Corp.(1)                                 11,150   $    370,292
-------------------------------------------------------------------------------
Glatfelter                                               423,053      6,675,776
-------------------------------------------------------------------------------
KapStone Paper & Packing Corp.(1)                        268,686      5,293,114
-------------------------------------------------------------------------------
Neenah Paper, Inc.                                        65,960      1,961,650
                                                                   ------------
                                                                     21,733,604
TELECOMMUNICATION SERVICES-0.6%
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-0.3%
Telecom Argentina SA, Sponsored ADR                      304,711      5,399,479
-------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd., Sponsored ADR         107,873      1,070,100
-------------------------------------------------------------------------------
Vonage Holdings Corp.(1)                               2,148,394      4,747,951
                                                                   ------------
                                                                     11,217,530
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-0.3%
Telephone & Data Systems, Inc.                           214,818      4,973,037
-------------------------------------------------------------------------------
USA Mobility, Inc.                                       318,003      4,429,782
                                                                   ------------
                                                                      9,402,819
UTILITIES-3.3%
-------------------------------------------------------------------------------
ELECTRIC UTILITIES-0.5%
Companhia Energetica de Minas Gerais, Sponsored ADR       14,639        348,115
-------------------------------------------------------------------------------
Companhia Paranaense de Energia-Copel, Sponsored ADR     232,768      5,472,376
-------------------------------------------------------------------------------
El Paso Electric Co.                                     150,839      4,900,759
-------------------------------------------------------------------------------
Portland General Electric Co.                            308,112      7,696,638
                                                                   ------------
                                                                     18,417,888
-------------------------------------------------------------------------------
ENERGY TRADERS-1.4%
AES Corp. (The)(1)                                     3,762,275     49,172,934
-------------------------------------------------------------------------------
GAS UTILITIES-0.0%
Southwest Gas Corp.                                        2,870        122,664
--------------------------------------------------------------------------------
MULTI-UTILITIES-0.9%
CenterPoint Energy, Inc.                                 238,636      4,705,902
-------------------------------------------------------------------------------
CMS Energy Corp.                                         366,156      8,055,432
-------------------------------------------------------------------------------
NorthWestern Corp.                                       164,443      5,831,149
-------------------------------------------------------------------------------
Teco Energy, Inc.                                        362,690      6,365,210
-------------------------------------------------------------------------------
Vectren Corp.                                            181,955      5,287,612
                                                                   ------------
                                                                     30,245,305
-------------------------------------------------------------------------------
WATER UTILITIES-0.5%
Aqua America, Inc.                                       684,674     15,261,383
                                                                   ------------
Total Common Stocks (Cost $2,737,933,781)                         3,366,531,308
-------------------------------------------------------------------------------
INVESTMENT COMPANY-2.0%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.22% (2),(3) (Cost $66,041,606)                     66,041,606      66,041,606
-------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,803,975,387)         100.7%  3,432,572,914
-------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                      (0.7)    (22,272,113)
                                                          ---------------------
Net Assets                                                100.0% $3,410,300,801
                                                          =====================

Footnotes to Statement of Investments
----------
* March 30, 2012 represents the last business day of the Fund's quarterly period. See accompanying Notes.

13 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)
---------
1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                         SHARES          GROSS                 GROSS                       SHARES
                                  JUNE 30, 2011      ADDITIONS            REDUCTIONS               MARCH 30, 2012
------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                    37,550,807     694,294,582          665,803,783                   66,041,606

Renewable Energy Group, Inc.                   -         818,930                    -                      818,930


                                                                                VALUE                     INCOME
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                        $66,041,606                       $58,485

Renewable Energy Group, Inc.                                                8,484,115                             -
                                                                          -----------------------------------------
                                                                          $74,525,721                       $58,485
                                                                          =========================================

3. Rate shown is the 7-day yield as of March 30, 2012.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. The last day of the Fund's quarterly period was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

14 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.


SECURITY TYPE                                STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY PRICING VENDORS
--------------------------------             -------------------------------------------------------------------
Corporate debt,                              Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads
government debt, municipal,                  on comparable securities, the credit quality, yield, maturity, and other
mortgage-backed and asset-backed             appropriate factors.
securities



Loans                                        Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds                           Information obtained from market participants regarding
                                             reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale

15  | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS  March 30, 2012* (Unaudited)

restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 30, 2012 based on valuation input level:


                                  LEVEL 1-                       LEVEL 2-                 LEVEL 3-
                                UNADJUSTED              OTHER SIGNIFICANT              SIGNIFICANT
                             QUOTED PRICES              OBSERVABLE INPUTS      UNOBSERVABLE INPUTS                   VALUE
--------------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary    $  558,412,551                  $           -            $           -        $    558,412,551
  Consumer Staples              84,185,197                              -                        -              84,185,197
  Energy                       204,222,897                              -                        -             204,222,897
  Financials                   719,116,432                              -                        -             719,116,432
  Health Care                  350,437,180                              -                      141             350,437,321
  Industrials                  552,032,163                              -                        -             552,032,163
  Information Technology       566,880,969                              -                        -             566,880,969
  Materials                    197,403,255                              -                        -             197,403,255
  Telecommunication Services    20,620,349                              -                        -              20,620,349
  Utilities                    113,220,174                              -                        -             113,220,174
Investment Company              66,041,606                              -                        -              66,041,606
                            ----------------------------------------------------------------------------------------------
Total Assets                $3,432,572,773                   $          -            $         141        $  3,432,572,914


Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

16 |  Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS  March 30, 2012* (Unaudited)

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK.Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

17 | Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual or semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

During the period ended March 30, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $2,291 and $3,206, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

As of March 30, 2012, the Fund had no outstanding forward contracts.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


Federal tax cost of securities      $ 2,819,825,807
                                    ===============
Gross unrealized appreciation       $   672,447,191
Gross unrealized depreciation           (59,700,084)
                                    ---------------
Net unrealized appreciation         $   612,747,107
                                    ===============

18 | Oppenheimer Main Street Small- & Mid-Cap Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/30/2012, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small- & Mid- Cap Fund

By: /s/ William F. Glavin, Jr.
    ---------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date:5/8/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ---------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date:5/8/2012

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date:5/8/2012